REDEEMABLE NON-CONTROLLING INTEREST (Details) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2007 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares		€ 250	€ 257
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC	$ 259
Percentage Of disposal of Finansbank ordinary shares to IFC	5.00%	5.00%
Percentage of Banca Romaneasca's ordinary shares subject to put/call arrangements with EBRD			10.20%
Initial exercise period (in years) of the put option for 5% of Finansbank's ordinary	5 years
Initial exercise period (in years) of the call option for 5% of Finansbank's ordinary	7 years